Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (CAP) and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, please read "Compensation Discussion and Analysis".

					Value of Initial fixed $100 investment based on:
	Summary Compensation Total Table for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEO	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return (TSR)	Peer Group Total Shareholder Return	Net Income ($ millions)	Company Selected Measure (CSM) -Constant Currency Adjusted Earnings per Share
Year	($) (1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$2,786,575	$(4,794,668)	$6,730,526	$3,150,184	$52.49	$153.89	$309.5	$9.40
2024	$14,115,622	$12,810,113	$4,942,012	$4,565,495	$70.94	$192.73	$306.0	$8.70
2023	$13,816,268	$16,275,105	$4,509,404	$5,434,412	$70.01	$139.05	$279.7	$7.45
2022	$13,817,351	$11,540,240	$4,511,334	$3,949,725	$65.12	$117.58	$231.0	$7.23
2021	$11,680,872	$8,155,437	$3,910,371	$822,983	$82.23	$135.32	$70.7	$3.66

(1)    The dollar amounts reported in column (b) are the amounts reported for Mr. Brown, our CEO (referred to in the table and related information as the “PEO” or principal executive officer), for each corresponding year in the Total column of the Summary Compensation Table in each applicable year.

(2)    The dollar amounts reported in column (c) represent the amount of “compensation actually paid to Mr. Brown, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation realized or received by Mr. Brown. In accordance with these rules, these amounts reflect Total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

(3)    The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Brown in the Total column of the Summary Compensation Table in each applicable year. The names of each of

51

 the NEOs included for these purposes in each applicable year are as follows: Rick L. Weller, Nikos Fountas, Kevin J. Caponecchi, and Juan C. Bianchi.

(4)    The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to NEOs as a group (excluding Mr. Brown), as computed in accordance with item 402(v) of Regulation S-K and do not reflect the total compensation realized or received by such persons.

(5)    Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is the closing price on December 31, 2020

(6)    The peer group used for calculating Peer Group Total Shareholder Return is the same peer group used by the Company for benchmarking compensation.

(7)    The amounts reported are from the Company’s audited financial statements for the applicable year.

(8)    Adjusted Earnings per Share on a constant currency basis is a non-GAAP financial measure. For additional information including a corresponding reconciliation to GAAP financial measures, see Appendix A Reconciliation of Adjusted Earnings per Share on a constant currency basis.

Company Selected Measure Name		Adjusted Earnings per Share
Named Executive Officers, Footnote		The dollar amounts reported in column (b) are the amounts reported for Mr. Brown, our CEO (referred to in the table and related information as the “PEO” or principal executive officer), for each corresponding year in the Total column of the Summary Compensation Table in each applicable year.
PEO Total Compensation Amount	[1]	$ 2,786,575	$ 14,115,622	$ 13,816,268	$ 13,817,351	$ 11,680,872
PEO Actually Paid Compensation Amount	[2]	$ (4,794,668)	12,810,113	16,275,105	11,540,240	8,155,437
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid to PEO	2025	2024	2023	2022	2021
Summary Compensation Table Total	$2,786,575	$14,115,622	$13,816,268	$13,817,351	$11,680,872
Less, value of Stock Awards reported in Summary Compensation Table	-	(10,404,097)	(10,404,260)	(10,404,250)	(9,135,727)
Less, Change in Pension Value reported in Summary Compensation Table	-	-	-	-	-
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	-	10,366,397	11,492,042	10,910,614	9,384,222
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(6,823,727)	(1,041,999)	1,210,527	(1,648,612)	(2,369,813)
Plus fair value as of the vesting date of equity awards granted and vested in the year	-	-	-	-	-
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(757,516)	(225,810)	160,528	23,827	(233,888)
Less, prior year-end fair value for any equity awards forfeited in the year	-	-	-	(1,158,690)	(1,170,229)
Plus, pension service cost for services rendered during the year	-	-	-	-	-
Compensation Actually Paid to PEO as calculated	$(4,794,668)	$12,810,113	$16,275,105	$11,540,240	$8,155,437

Non-PEO NEO Average Total Compensation Amount	[3]	$ 6,730,526	4,942,012	4,509,404	4,511,334	3,910,371
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 3,150,184	4,565,495	5,434,412	3,949,725	822,983
Adjustment to Non-PEO NEO Compensation Footnote

In accordance with these rules, these amounts reflect Total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Paid to Non-PEO NEOs	2025	2024	2023	2022	2021
Summary Compensation Table Total	$6,730,526	$4,942,012	$4,509,404	$4,511,334	$3,910,371
Less, value of Stock Awards reported in Summary Compensation Table	(5,402,072)	(3,225,280)	(3,016,741)	(3,016,730)	(2,702,164)
Less, Change in Pension Value reported in Summary Compensation Table	-	-	-	-	-
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	4,578,017	3,213,595	3,238,180	3,163,551	2,772,164
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(2,243,964)	(296,714)	304,426	(629,997)	(2,555,345)
Plus fair value as of the vesting date of equity awards granted and vested in the year	-	-	-	-	-
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(512,323)	(68,118)	399,143	263,317	(85,149)
Less, prior year-end fair value for any equity awards forfeited in the year	-	-	-	(341,750)	(516,894)
Plus, pension service cost for services rendered during the year	-	-	-	-	-
Average Compensation Actually Paid to Non-PEO NEOs	$3,150,184	$4,565,495	5,434,412	$3,949,725	$822,983

Compensation Actually Paid vs. Total Shareholder Return		• the Company’s cumulative TSR and Peer Group’s cumulative TSR: a
Compensation Actually Paid vs. Net Income		• the Company’s Net Income; and a
Compensation Actually Paid vs. Company Selected Measure		• the Company Selected Measure, which for Euronet is Adjusted Earnings per Share on a constant currency basis a
Total Shareholder Return Vs Peer Group

(5)    Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is the closing price on December 31, 2020

Total Shareholder Return Amount	[5]	$ 52.49	70.94	70.01	65.12	82.23
Peer Group Total Shareholder Return Amount	[6]	153.89	192.73	139.05	117.58	135.32
Net Income (Loss)	[7]	$ 309,500,000	$ 306	$ 279.7	$ 231	$ 70.7
Company Selected Measure Amount | $ / shares	[8]	9.4	8.7	7.45	7.23	3.66
PEO Name		Mr. Brown
Additional 402(v) Disclosure

(2)    The dollar amounts reported in column (c) represent the amount of “compensation actually paid to Mr. Brown, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation realized or received by Mr. Brown. In accordance with these rules, these amounts reflect Total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

PEO | Less, Change in Pension Value reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (10,404,097)	(10,404,260)	(10,404,250)	(9,135,727)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,366,397	11,492,042	10,910,614	9,384,222
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,823,727)	(1,041,999)	1,210,527	(1,648,612)	(2,369,813)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Less Prior Year End Fair Value for Any Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,158,690)	(1,170,229)
PEO | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(757,516)	(225,810)	160,528	23,827	(233,888)
Non-PEO NEO | Less, Change in Pension Value reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,402,072)	(3,225,280)	(3,016,741)	(3,016,730)	(2,702,164)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,578,017	3,213,595	3,238,180	3,163,551	2,772,164
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,243,964)	(296,714)	304,426	(629,997)	(2,555,345)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Less Prior Year End Fair Value for Any Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(341,750)	(516,894)
Non-PEO NEO | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (512,323)	$ (68,118)	$ 399,143	$ 263,317	$ (85,149)

[1]	The dollar amounts reported in column (b) are the amounts reported for Mr. Brown, our CEO (referred to in the table and related information as the “PEO” or principal executive officer), for each corresponding year in the Total column of the Summary Compensation Table in each applicable year.
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid to Mr. Brown, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation realized or received by Mr. Brown. In accordance with these rules, these amounts reflect Total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
[3]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Brown in the Total column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: Rick L. Weller, Nikos Fountas, Kevin J. Caponecchi, and Juan C. Bianchi.
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to NEOs as a group (excluding Mr. Brown), as computed in accordance with item 402(v) of Regulation S-K and do not reflect the total compensation realized or received by such persons
[5]	Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is the closing price on December 31, 2020
[6]	The peer group used for calculating Peer Group Total Shareholder Return is the same peer group used by the Company for benchmarking compensation.
[7]	The amounts reported are from the Company’s audited financial statements for the applicable year.
[8]	Adjusted Earnings per Share on a constant currency basis is a non-GAAP financial measure. For additional information including a corresponding reconciliation to GAAP financial measures, see Appendix A Reconciliation of Adjusted Earnings per Share on a constant currency basis.